Note 8 - Other Borrowings	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
8
– OTHER BORROWINGS

Other borrowings consists of the following at
December 31, 2020
and
December 31, 2019
:

	(in thousands)
	2020	2019
Federal Home Loan Bank borrowings:
Secured note, with interest at 1.72%, due September, 2020	$-	$6,000
Secured note, with interest at 2.90%, due June, 2021	-	8,000
Secured note, with variable interest, at 2.13% at December 31, 2020 and 2.99% at December 31, 2019, due September, 2021	-	7,000
Secured note, with interest at 1.86%, due September, 2021	-	6,000
Secured note, with interest at 2.94%, due December, 2021	-	8,000
Secured note, with interest at 2.98%, due June, 2022	-	9,000
Secured note, with interest at 1.97%, due September, 2022	-	6,000
United Bankers Bank
Note payable, with interest at 4.875% payable quarterly, and $250,000 principal payments, with any remaining unpaid principal, due September 1, 2022. All Union Bank stock is held as collateral.	7,750	8,750
Total other borrowings	$7,750	$58,750

During
2020,
the Bank elected to repay all outstanding Federal Home Loan Bank borrowings resulting in prepayment penalties of
$1,086,000.
  At
December 31, 2020
,
the Corporati
on had
$155,878,000
of
borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.

Future maturities of other borrowings are as follows:
2021,
$1,000,000;
and
2022,
$6,750,000